Long-Term Debt Guarantors - Additional Information (Details) - Dec. 31, 2021 $ in Thousands, $ in Millions	CAD ($)	USD ($)
Disclosure of subsidiaries [line items]
Borrowings	$ 1,126,113
Unsecured Senior Notes [Member]
Disclosure of subsidiaries [line items]
Borrowings		$ 400
Unsecured Senior Notes [Member] | Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Borrowings	946,000
Unsecured Senior Notes Outstanding Due in 2026 [Member] | Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Borrowings	440,000
Unsecured Senior Notes Outstanding Due in 2026 [Member] | Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Borrowings	$ 506,000